Shareholder Report, Average Annual Return (Details) 190978_WPG Partners Select Small Cap Value Fund_Institutional_TSR Annual {Institutional}	12 Months Ended	56 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Average Annual Return, Percent	35.91%	13.77%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.10%	11.54%
Russell 2000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return Index
Average Annual Return, Percent	29.95%	8.60%